Financial instruments - Financial liabilities at fair value through profit or loss (Details) - Financial liabilities at fair value through profit and loss category - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Carrying Value	£ 110,198	£ 120,208
Fair Value	110,198	120,208
Convertible senior secured notes
Financial instruments
Carrying Value	109,291	115,247
Fair Value	109,291	115,247
Warrant liabilities
Financial instruments
Carrying Value	907	4,961
Fair Value	£ 907	£ 4,961